Note 6 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Income Taxes Paid	$ 19,400,000	$ 13,200,000	$ 12,000,000
Deferred Tax Assets, Valuation Allowance	336,000	162,000
Unrecognized Tax Benefits	576,000	516,000	421,000	1,423,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	452,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	55,000
Tax Credit Carryforward, Amount	545,000	343,000
Income Tax Examination, Penalties and Interest Accrued	$ 99,000	$ 85,000	$ 91,000